Stockholders’ Equity/(Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders’ Equity/(Deficit) [Abstract]
STOCKHOLDERS’ EQUITY/(DEFICIT)

NOTE 8 — STOCKHOLDERS’ EQUITY/(DEFICIT)

On May 11, 2024, the Board and stockholders of the Company approved, and on May 14, 2024 the Company effected, a .57-for-1 reverse stock split of the Company’s common stock. All share and per share numbers included in these condensed consolidated financial statements as of and for all periods presented reflect the effect of that stock split unless otherwise noted. On September 18, 2025, the stockholders of the Company approved an amendment to the Certificate of Incorporation to effect a reverse stock split of the Company’s common stock at a reverse stock split ratio ranging from 1:5 to 1:20, without reducing the authorized number of shares of common stock, and to authorize the Board to determine, at its discretion, the timing of the amendment and the specific ratio of the reverse stock split, without further approval or authorization of the Company’s stockholders. On October 16, 2025, the Board approved, and on November 5, 2025 the Company effected, a 1-for-20 reverse stock split of the Company’s common stock. All share and per share numbers included in these financial statements as of and for all periods presented also reflect the effect of that stock split unless otherwise noted.

All share and per share numbers presented in these financial statements have been rounded individually. As a result, totals may reflect the effect of differences between: aggregating the individually rounded component numbers; and the rounding of the total of the individual component numbers. In cases where rounding occurred, the amount of the rounding difference is not material and are considered to be insignificant. The aggregate effect of rounding down fractional shares and the respective payout of paid in in capital is reported in aggregate where significant, including the condensed consolidated statements of stockholders’ equity/(deficit).

On November 25, 2024, the Company consummated its initial public offering (“IPO”) whereby it sold a total of 84,375 shares of common stock, at a purchase price of $80 per share. The Company received net proceeds from the IPO of $5,960,000 after deducting underwriting expenses and commission of $790,000.

Concurrent with the closing of the IPO on November 25, 2024, the Company consummated a private offering, to certain of its existing security holders, of common stock warrants to purchase an aggregate of up to 19,110 shares of common stock (the “Common Warrants”) at an exercise price of $0.20 per share. The Common Warrants were sold in such private placement for a purchase price of $79.80 per Common Warrant, which was equal to the $80 price per share at which the common stock was sold in the IPO offering less the $0.20 exercise price. The Company received net proceeds from the private offering of Common Warrants of $1,397,998 after deducting underwriting discounts and commission of $127,000. The Common Warrants are immediately exercisable and will expire five years from the date of issuance. Subject to limited exceptions, a holder of Common Warrants will not have the right to exercise any portion of its Common Warrants if the holder, together with its affiliates, would beneficially own in excess of 4.99% (or, at the election of the holder, 9.99%) of the number of shares of common stock outstanding immediately after giving effect to such exercise. The Company offered the Common Warrants to enable certain existing security holders of the Company that were expected to participate in the offering to maintain their percentage ownership interest in the Company without violating the purchaser concentration rules of Nasdaq applicable to initial public offerings of common stock. The Common Warrants and the shares of common stock issuable upon exercise of such warrants were not registered under the Securities Act of 1933, as amended (the “Securities Act”), and were offered pursuant to an exemption from the registration requirements of the Securities Act, provided in Section 4(a)(2) of the Securities Act and Rule 506(b) promulgated thereunder.

Concurrent with the closing of the IPO on November 25, 2024, any contingencies disclosed above related to the accounting treatment recognizing the conversion of debt to equity for the following private transactions were lifted as a result of the IPO (see Notes 5 and 6):

•        The 2022 and 2023 Convertible Promissory Notes which were previously exchanged for 165,607 shares of common stock and 25,369 prepaid warrants to purchase common stock (See Note 13);

•        The 2023 Series — Convertible Whiskey Special Ops 2023 Notes and related warrants which were previously exchanged for 119,954 shares of common stock and 27,346 prepaid warrants to purchase common stock (See Note 12);

•        The $399,667 received from the two separate investors under the terms of the May 2024 and July 2024 factoring agreements, including accrued fees and 4,218 related warrants, which was exchanged for an aggregate of 44,291 shares of Series A Preferred Stock and 1,248 warrants to purchase shares of common stock at $80 per share (including $266,667 received from a related party, which was exchanged for 29,661 shares of Series A Preferred Stock, and 833 warrants). (See Notes 5 and 13.)

•        The $250,000 received from an investor under the terms of a July 2024 accounts receivable factoring agreement, including accrued fees, which was exchanged for 27,700 shares of Series A Preferred Stock, including 781 warrants to purchase shares of common stock at $80 per share. (See Notes 5 and 13.)

In addition to the Common Warrants discussed above, pursuant to the Underwriting Agreement dated November 21, 2024, by and between the Company and the underwriters named therein (the “Representative”), the Company issued 4,218 of Representative’s Warrants to the Representative with an initial exercise date on or after May 24, 2025, an exercise price of $80 per share, and an expiration date of November 21, 2029.

At a special meeting of stockholders held on September 18, 2025, the Company’s stockholders approved all of the proposals on the agenda related to the Company’s previously announced PIPE transaction, and other actions, including:

•        the issuance of Pre-Funded Warrants and shares of common stock upon the exercise of the Pre-Funded Warrants;

•        the issuance of shares of common stock, restricted stock unit awards, and shares of common stock upon the exercise of warrants issued pursuant to advisory agreements between certain advisors and the Company related to the PIPE transaction discussed above;

•        an amendment to the Company’s Second Amended and Restated Certificate of Incorporation, as amended, to increase the number of authorized shares of capital stock from 495,000,000 shares to 995,000,000 shares;

•        an amendment to the Company’s Certificate of Incorporation to effect a reverse stock split of the Company’s common stock at a reverse stock split ratio ranging from 1:5 to 1:20, without reducing the authorized number of shares of common stock, and to authorize the Board to determine, at its discretion, the timing of the amendment and the specific ratio of the reverse stock split, without further approval or authorization of the Company’s stockholders; and,

•        an amendment to the Company’s 2024 Equity Incentive Plan, as amended, to increase the shares available for issuance under the 2024 Plan from 250,000 shares to 1,750,000 shares.

Common stock — On October 31, 2023, the Company’s Board of Directors and shareholders increased the number of shares the Company is authorized to issue from 3,000,000 shares to 10,000,000 shares, including 9,500,000 shares of common stock and 500,000 shares of Founders Common Stock, par value of $0.0001 per share (which Founders Common Stock had four votes per share). The key terms of the common stocks are summarized below:

Dividends — The holders of common stock and Founders Common Stock are entitled to receive dividends if declared by the Board of Directors. No dividends have been declared since the inception of the Company.

Voting rights — The holders of Founders Common Stock were entitled to four votes for each share of Founders Common Stock and general common stockholders were entitled to one vote for each share of general common stock. The designation of Founders Common Stock was terminated upon the completion of the IPO and now all common stock is treated as general common stock, with each share having one vote.

Upon approval of the April 2024 increase in authorized shares, the 2022 and 2023 Convertible Notes were exchanged (contingent upon the consummation of the Company’s initial public offering) for 165,607 additional shares of common stock and 25,369 prepaid warrants; The actual unconditional exchange of the 2022 and 2023 Convertible Notes and reclassification of the aggregate fair value of exchanged notes (of $15,278,168 as of November 25, 2024, (the date of the Company’s initial public offering) was reclassified from Convertible Notes to equity (of Common Stock Par Value of $382 and Paid-in-capital of $15,277,786) under the terms of the Subscription Exchange Agreement upon the closing of the Company’s initial public offering — which occurred on November 25, 2024 and was the remaining prerequisite for the unconditional exchange of the 2022 and 2023 Convertible Notes for equity.

Upon approval of the April 2024 increase in authorized shares described below, the Whiskey Special Operation Convertible Notes were exchanged (contingent upon the consummation of the Company’s initial public offering, which occurred on November 25, 2024) for 119,954 additional shares of common stock and 27,346 prepaid warrants; The actual unconditional exchange of the Convertible Notes and reclassification of the aggregate fair value of exchanged notes (of $11,784,068 as of November 25, 2024, (the date of the Company’s initial public offering) was reclassified from Convertible Notes to equity (of Common Stock Par Value of $295 and Paid-in-capital of $11,783,773) under the terms of the Subscription Exchange Agreement upon the closing of the Company’s initial public offering — which occurred on November 25, 2024) and was the remaining prerequisite for the unconditional exchange of the Whiskey Special Operation Convertible Notes for equity.

As of September 30, 2025, the Company had approximately 9,147,963 shares of common stock issued and outstanding. During the nine months ended September 30, 2025 and the year ended December 31, 2024, respectively, the Company repurchased 0 and 1 shares of common stock and 7,564,265, and 15,892 warrants to purchase common stock were exercised.

In the second quarter of 2024, the Company’s Board of Directors and shareholders took certain actions and approved amendments to the Company’s amended and restated certificate of incorporation in preparation for the Company’s initial public offering (which occurred on November 25, 2024) (the “Actions and Amendments”). These Actions and Amendments, included, among other things:

•        filing a second amendment to the Company’s amended and restated certificate of incorporation on April 1, 2024, to increase the Company’s authorized capital stock from 10,000,000 shares to 70,000,000 shares, including 69,500,000 shares of common stock and 500,000 shares of Founders Common Stock. The increase in authorized shares included provision for the additional shares to be issued with the Company’s anticipated IPO, including those discussed in the following paragraphs, and other future equity activities not yet known.

•        filing a third amendment to the Company’s amended and restated certificate of incorporation on May 14, 2024, to further increase the Company’s authorized capital stock to 75,000,000 shares, including 70,000,000 of common stock and 5,000,000 shares of preferred stock.

In the second quarter of 2025, the Company’s Board of Directors and shareholders took certain additional actions and approved an amendment to the Company’s second amended and restated certificate of incorporation (the “Second Quarter 2025 Actions and Amendments”). These Second Quarter 2025 Actions and Amendments included, among other things:

•        filing a Certificate of Amendment to the Certificate of Designations, Preferences, Powers and Rights of the Series B Convertible Preferred Stock on June 12, 2025 to increase the number of authorized shares of Series B Preferred Stock from 750,000 shares to 850,000 shares; and

•        filing a first amendment to the Company’s second amended and restated certificate of incorporation on June 24, 2025 to increase the total number of authorized shares of capital stock of the Company to 495,000,000 shares, consisting of 490,000,000 shares of common stock and 5,000,000 shares of preferred stock, each with a par value of $0.0001 per share.

The Company’s stockholders approved certain amendments to the Company’s certificate of incorporation at a September 18, 2025 special meeting (the “Third Quarter 2025 Approved Actions and Amendments”). The Company’s board of directors later effectuated the Third Quarter 2025 Approved Actions and Amendments as follows:

•        via a September 26, 2025 Second Amendment to the Company’s Second Amended and Restated Certificate of Incorporation, as amended, to increase the number of authorized shares of capital stock from 495,000,000 shares to 995,000,000 shares, consisting of 985,000,000 shares of common stock and 10,000,000 shares of preferred stock, each with a par value of $0.0001 per share; and

•        via an October 31, 2025 Third Amendment to the Company’s Second Amended and Restated Certificate of Incorporation, as amended, to effectuate a 1-for-20 reverse stock split, effective November 5, 2025.

ELOC Agreement — On January 23, 2025, the Company entered into an equity line of credit purchase agreement (the “ELOC Purchase Agreement”) with the ELOC Investor. Pursuant to the ELOC Purchase Agreement, upon the effectiveness of a related resale registration statement under the Securities Act (the “ELOC Registration Statement”) (which was subsequently filed on January 24, 2025) the Company had the right from time to time (at the Company’s option) to direct the ELOC Investor to purchase up to $15,000,000 of the Company’s common stock (subject to certain limitations and conditions. The amount of sales of common stock to the investor under the ELOC Purchase Agreement (the “ELOC Shares”), and the timing of any sales, will be determined by the Company from time to time in its sole discretion and will depend on a variety of factors, including, among others, market conditions, the trading price of the Company’s shares and determinations by the Company regarding the use of proceeds from any sale of such ELOC Shares. The net proceeds from any sales under the ELOC Purchase Agreement will depend on the frequency with, and prices at, which the ELOC Shares are sold to the ELOC Investor.

Under the terms of the ELOC Purchase Agreement, as consideration for its entry into the ELOC Purchase Agreement, the Company issued to the ELOC Investor 3,358 Commitment Warrants, which were exercisable to purchase $75,000 worth of common stock priced at the VWAP per share for the trading day preceding the date such documents are executed. The Commitment Warrants had an exercise price of $0.02 per share and could not be exercised if such exercise into common stock, when combined with other common stock owned by the ELOC Investor, would cause its ownership to exceed 4.99% of the Company’s overall outstanding common stock. In February 2025, the Company issued 3,358 Commitment Warrants to the ELOC Investor. In February 2025, the ELOC Investor exercised the Commitment Warrants for $67.

On June 13, 2025, the Company filed a Form S-1 Registration Statement under the Securities Act of 1933 to register up to a maximum of an additional 500,000 ELOC Shares (the “June 2025 ELOC Registration Statement”), for an aggregate of 750,000 ELOC Shares available under the ELOC Purchase Agreement, which was approved by the shareholders on June 24, 2025.

Pursuant to the ELOC Purchase Agreement, the Investor also agreed to purchase $1,000,000 of the Company’s Series B Preferred Stock, of which $500,000 was purchased, and the Company delivered such Series B Preferred Shares, within twenty four (24) hours after the ELOC Registration Statement was filed with the SEC. The second tranche of $500,000 was purchased, and the Company delivered such Series B Preferred shares, within three trading days following the date the ELOC Registration Statement was declared effective by the SEC. Each share of Series B Preferred Stock had a purchase price of $10.00 per share and a stated value of $12.00 per share, and was to pay dividends at the rate of 15% per annum of the stated value (or $1.80 per share), and was convertible by the holder at any time following the 90th day following the date of effectiveness of the ELOC Registration Statement. The conversion of Series B Preferred Stock into common stock was determined by dividing (a) an amount equal to 110% of the sum of (i) the stated value plus (ii) the amount of all accrued and unpaid dividends, by (b) the Conversion Price. The Conversion Price was fixed price equaling the Volume Weighted Average Price on the trading day preceding the date the documents required were executed. The Series B Preferred Stock was subject to redemption by the Company at the Company’s option at any time following the ninety (90) day anniversary such Series B Preferred Stock was acquired, but subject to any restrictions on such redemption in the Company’s credit facilities, at a redemption price equal to the stated value of the Series B Preferred Stock to be redeemed plus any accrued but unpaid dividends thereon. The shares of common stock that could result from any conversion of Series B Preferred Stock are anticipated to be registered in the Registration Statement resulting from the August 11, 2025 subscription agreements for a private placement. Additional shares of the Company’s Series B Preferred Stock may be sold after the date the ELOC Registration Statement becomes effective. As of January 24, 2025, the Conversion Price was $22 per share, and subsequently adjusted to between $9.526 and $22.40 per share based on the price of our stock when the respective investors subsequently executed documents and purchased their shares. Between July 30, 2025 and October 3, 2025, all of the shares of Series B Preferred Stock sold to the ELOC Investor were converted to common stock.

In accordance with the Company’s obligations under the ELOC Purchase Agreement and the Registration Rights Agreement, dated as of January 23, 2025, between the Company and the ELOC Investor (the “ELOC Registration Rights Agreement”), the Company filed the ELOC Registration Statement to register the resale by the ELOC Investor of (i) up to $15,000,000 of ELOC Shares (up to 250,000 shares of common stock, and subsequently an additional 500,000 shares of common stock under the June 2025 ELOC Registration Statement) that the Company may elect, in the Company’s sole discretion, to issue and sell to the Investor, from time to time under the ELOC Purchase Agreement, and (ii) 3,358 Commitment Shares that would result from the exercise of the Commitment Warrants. Unless earlier terminated, the ELOC Purchase Agreement will remain in effect until the earlier of: (i) January 23, 2028, i.e., the expiry of the 36-month period commencing on the date of the ELOC Purchase Agreement, (ii) the date on which the ELOC Investor has purchased the Maximum Commitment Amount (the “Commitment Period”), or (iii) an earlier date mutually agreed upon by both the Company and the ELOC Investor in the future.

Under the terms of the ELOC Purchase Agreement, the ELOC Investor may not purchase any ELOC Shares under the ELOC Purchase Agreement if such shares, when aggregated with all other shares then beneficially owned by the ELOC Investor and its affiliates would result in the ELOC Investor beneficially owning shares in excess of 4.99% of the number of the Company’s shares outstanding.

In the nine months ended September 30, 2025, an aggregate of 598,140 shares of common stock had been sold to the investor under the ELOC Purchase Agreement for aggregate gross proceeds to the Company of $4,817,235...

Prepaid Warrants to Purchase Common Stock — Prepaid warrants will be eligible for exercise without the payment of additional consideration at any time that the respective holder beneficially owns a number of shares of common stock that is less than 9.99% of the Company’s outstanding shares of common stock for a number of shares that would cause the holder to beneficially own 9.99% of the Company’s outstanding shares of common, and having no expiration date. In the nine months ended September 30, 2025: 51,393 prepaid warrants were exchanged for 55,917 shares of Series B Preferred Stock (See also Preferred Stock — Series B below); 16,393 prepaid warrants were issued in connection with the issuance of Series B Preferred Stock, and 153,599 prepaid warrants were exercised for common stock (including 116,067 from a related party), leaving 5,000 prepaid warrants outstanding (including 0 prepaid warrants outstanding of the related party). Subsequent to September 30, 2025, 5,000 prepaid warrants were exercised, leaving 0 prepaid warrants outstanding.

The following sets forth the outstanding prepaid warrants and common warrants as of September 30, 2025:

	Prepaid Warrants	Common Warrants
Balance December 31, 2024	193,599	19,110
Exercise of Warrants in Exchange for Common Stock	(153,599)	(19,110)
Exercise of Warrants in Exchange for Series B Preferred Stock	(51,393)	—
Warrants Issued with Series B Preferred Stock	16,393	—
Balance September 30, 2025	5,000	—

Upon the closing of the Company’s initial public offering on November 25, 2024, the conditional issuances of prepaid warrants and common stock noted in the table above became effective.

In addition to the prepaid warrants and common warrants in the table above: 5,960 warrants to purchase common stock at $0.20 per share were issued in connection with the initial aggregate $250,000 of non-ELOC Investor Series B Preferred Stock subscriptions (see Preferred Stock — Series B below).

In the nine months ended September 30, 2025, 153,599 prepaid warrants (with an exercise price of $0.02 each) were exercised cashlessly for 153,338 shares of common stock (including related party cashlessly exercised 116,067 prepaid warrants for 153,338 shares of common stock) leaving 5,000 prepaid warrants remaining outstanding. In addition, 51,393 prepaid warrants (with an exercise price of $0.02 each) were exercised cashlessly for 55,917 shares of Series B Preferred Stock

Preferred stock — Series A — In May 2024 through September 2024, the Company sold $4,948,478 of Series A Convertible Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”). The Series A Preferred Stock had a subscription price of $10 per share and a stated value of $12 per share (the “Stated Value”), and included stock purchase warrants to purchase shares of common stock calculated at 25% of the subscription price then divided by $100, with an exercise price equal to the lesser of $100 per share or the price per share at which the common stock is sold in the Company’s initial public offering. (Upon the closing of the Company›s initial public offering on November 25, 2024, the exercise price was set at the initial public offering price of $80 per share.) The warrants expire June 15, 2029. At any time after June 15, 2027, the Warrants shall be automatically exercised on a cashless basis if the common stock has traded for 5 consecutive trading days at or above 125% of the exercise price (or $100 per share). The Series A Preferred Stock is entitled to receive, out of funds legally available therefore, cumulative dividends at the rate of 15% per annum of the Stated Value (or $1.80 per share) payable if and when declared by the Board of Directors of the Company or upon conversion or redemption of the Series A Preferred Stock.

Dividends on the Series A Preferred Stock may be paid by the Company in cash, by delivery of shares of common stock or through a combination of cash and shares of common stock. If paid in common stock, the holder shall receive a number of shares of common stock equal to the quotient of 110% of the accrued dividends to be paid in common stock divided by the Conversion Price (as defined below). The Company may make payments of dividends in common stock only if the average closing price of the common stock over the five trading days preceding the dividend payment date is at or above the Conversion Price. Holders of the Series A Preferred Stock have no voting rights except as required by law.

Each share of Series A Preferred Stock may be converted at any time at the election of the holder into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Stated Value plus (ii) the amount of all accrued dividends, by (b) the then applicable Conversion Price. The “Conversion Price” was initially equal to $100 per share, subject to adjustment to the price per share at which the common stock is sold at the Company’s Initial Public Offering if lower than the initial Conversion Price (and was fixed at $80 per share upon the November 25, 2024 initial public offering at $80 per share). Each share of Series A Preferred Stock will automatically be converted on June 15, 2027 into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Stated Value plus (ii) the amount of all accrued dividends, by (b) the then-applicable Conversion Price.

Any time on or after June 15, 2025, the Company shall have the right to redeem some or all of the outstanding shares of Series A Preferred Stock from funds legally available therefor, upon at least 30 days prior written notice to the holders of the Series A Preferred Stock, at a redemption price per share equal to 110% of the sum of the Stated Amount, plus all accrued and unpaid dividends on such 494,840 shares of Series A Preferred Stock (or $7,566,104, including accrued dividends of $940,196 as of September 30, 2025) (or $3,221,603 on 210,700 shares of Series A Preferred Stock including accrued dividends of $400,330, excluding the 284,140 shares of Series A Preferred Stock subsequently exchanged for Series B Preferred Stock on May 1, 2025. See also Preferred Stock — Series B below).

The Company received subscriptions for $4,948,478 of Series A Preferred Stock (of which $1,831,265 was from a related party), including $2,025,000 in cash (of which $834,000 was from a related party); $1,155,000 in the form of 525 barrels of aged whiskey (with an average value of $2,200 per barrel and with $259,875 allocated to barrel fixed assets and $895,125 allocated to whiskey inventory); $110,600 was paid by the sale of and transfer to the Company by a related party of an aggregate of 50 barrels of premium aged whiskey (with an average value of $2,212 per barrel and with $24,750 allocated to barrel fixed assets and $85,850 allocated to whiskey inventory); and, $719,919 was paid by the cancellation of outstanding indebtedness (factoring agreements) (of which $296,619 was from a related party). In addition, the Series A Preferred Stockholders who were issued Series A Preferred Stock in July through September 2024 received an additional 25,515 warrants with an exercise price of $120 per share as part of the Series A Preferred Stock subscriptions (the “$120 Warrants”) (of which 16,051 of the $120 Warrants were issued to a related party). In September 2024, the 25,515 $120 Warrants (including 16,051 $120 Warrants from a related party) were exchanged for 93,789 shares of Series A Preferred Stock that did not include any related warrants (including 59,001 shares of Series A Preferred Stock that did not include any related warrants for a related party). The value assigned to the $120 Warrants exchanged for Series A Preferred Stock that did not include any warrants was negotiated to be $937,959 (including $590,045 from a related party), or $1.838 per $120 Warrant using a Black-Scholes Valuation model with a then estimated IPO stock price of $100 per share and exercise price of $120 per share. The Company allocated the net proceeds between the warrants and the Series A Preferred Stock using the relative fair value method.

In connection with the $4,948,478 of Series A Preferred Stock, the Company also issued 9,850 warrants to purchase common stock at the lesser of $100 per share or the price per share at which the common stock is sold in the Company’s initial public offering (of which 3,028 of the $100 Warrants were issued to a related party). Upon the November 25, 2024 initial public offering at $80 per share, the 9,850 warrants at $100 per share were recalculated and reissued as 12,313 warrants at $80 per share (and the 3,028 related party warrants at $100 per share were recalculated and reissued as 3,785 warrants at $80 per share).

In consideration of purchases of Series B Preferred Stock by certain Series A Preferred Stock holders, on May 1, 2025, an aggregate of 284,140 outstanding shares of Series A Preferred Stock and 5,813 warrants to purchase shares of common stock at $80 per share (of which 183,122 shares of Series A Preferred Stock and 3,785 related warrants to purchase common stock at $80 per share were of a related party) was exchanged for Series B Preferred Stock. See also Preferred Stock — Series B below.

The Series A Preferred Stock has a liquidation preference equal to the greater of (i) 110% of the sum of (a) the Series A Preferred Stock Stated Value, plus (b) the amount of the aggregate dividends then accrued on such share of Series A Preferred Stock and not previously paid, or (ii) such amount per share as would have been payable had all shares of Series A Preferred Stock been converted into common stock immediately prior to such liquidation, dissolution or winding up. Accordingly, the Series A Preferred Stock liquidation preference as of September 30, 2025 (with 210,700 shares outstanding, of which 0 were to a related party, and a stated value of $2,528,400) was $3,221,603.

Preferred Stock — Series B — By written consent dated January 23, 2025 (pursuant to authority conferred upon the Board of Directors by the Company’s second amended and restated certificate of incorporation), the Board of Directors designated 750,000 shares of authorized but unissued Preferred Stock as Series B Convertible Preferred Stock (the “Series B Preferred Stock”). In June 2025, the Company’s Board of Directors and Shareholders approved an increase in the authorized shares of Series B Preferred Stock from 750,000 shares to 850,000 shares. The shares of Series B Preferred Stock, par value $0.0001 per share, have a Subscription Price of $10 per share and a stated value of $12 per share (the “Series B Stated Value”). The Series B Preferred Stock is entitled to receive, out of funds legally available therefor, cumulative dividends at the rate of 15% per annum of the Series B Stated Value (or $1.80 per share) payable if and when declared by the Board of Directors of the Company or upon conversion or redemption of the Series B Preferred Stock.

Dividends on the Series B Preferred Stock may be paid by the Company in cash, by delivery of shares of common stock or through a combination of cash and shares of common stock. If paid in common stock, the holder shall receive a number of shares of common stock equal to the quotient of 110% of the accrued dividends to be paid in common stock divided by the Conversion Price (as defined below). The Company may make payments of dividends in common stock only if the average closing price of the common stock over the five trading days preceding the dividend payment date is at or above the Conversion Price. Holders of the Series B Preferred Stock have no voting rights except as required by law.

Each share of Series B Preferred Stock may be converted at any time at the election of the holder into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Series B Stated Value plus (ii) the amount of all accrued dividends, by (b) the then applicable Conversion Price (equal to the VWAP of the common stock on the trading day immediately preceding the original issuance date or such shares of Series B Preferred Stock). Each share of Series B Preferred Stock will automatically be converted on the 36 month anniversary of the original issuance date into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Series B Stated Value plus (ii) the amount of all accrued dividends, by (b) the then-applicable Conversion Price.

Any time on or after the 90 day anniversary or the original issue date of such shares of Series B Preferred Stock, the Company shall have the right to redeem some or all of the outstanding shares of Series B Preferred Stock from funds legally available therefor, upon at least 30 days prior written notice to the holders of the Series B Preferred Stock, at a redemption price per share equal to 110% of the sum of the Stated Amount plus all accrued and unpaid dividends on such shares of Series B Preferred Stock.

In connection with the initial aggregate $250,000 of non-ELOC Investor Series B Preferred Stock subscriptions (of which $125,000 was with a related party), the Company also issued 5,960 warrants to purchase common stock at $0.20 per share (of which 2,670 of the warrants were to a related party).

In consideration of purchases of Series B Preferred Stock by certain Series A Preferred Stock holders, on May 1, 2025, certain shareholders agreed to exchange an aggregate of 284,140 shares of Series A Preferred Stock at a negotiated aggregate value of $4,092,560 of Series A Preferred Stock (at Stated Value of $12 per share and including accrued dividends) and 5,813 related warrants to purchase common stock at $80 per share into 409,256 shares of Series B Preferred Stock (including $2,640,430 or 183,122 shares of Series A Preferred Stock and 3,785 warrants to purchase common stock at $80 per share converted into 264,043 shares of Series B Preferred Stock of a related party). The value of Series A Preferred Stock and related warrants exchanged for Series B Preferred Stock was negotiated based upon: the related Stated Value of the Series A Preferred Stock (or 284,140 shares at $12 Stated Value = $3,409,680) and accrued dividends thereon (of $343,392) through May 1, 2025; plus the value of the related warrants to purchase common stock (calculated using a Black Scholes valuation model). Subsequent to the exchange, there were outstanding: 659,437 shares of Series B Preferred Stock; 210,700 shares of Series A Preferred Stock; and, 6,499 warrants to purchase common stock at $80 per share related to the Series A Preferred Stock,

As of September 30, 2025, the Company had received subscriptions for $7,568,540 (756,854 shares) of Series B Preferred Stock (of which $2,995,437 was from a related party) which included: $4,092,560 or 409,256 shares from the exchange of Series A Preferred Stock and related warrants at a negotiated aggregate value (of which $2,640,437 or 264,043 shares was from a related party); $392,000 or 39,200 shares was from the exchange of 35,000 prepaid warrants at a VWAP of $11.20 per prepaid warrant; $167,180 or 16,717 shares was from the exchange of 16,393 prepaid warrants at a VWAP of $10.20 per prepaid warrant; $1,150,000 or 115,000 shares was from the ELOC Investor, of which $499,991 was purchased in January 2025 in conjunction with the execution and registration of the ELOC Purchase Agreement; and $1,766,810 or 176,681 shares was from other investors (of which $355,000 or 35,500 shares was from a related party, of which, one other investor subscription of $100,000 or 10,000 shares included a negotiated 16,393 prepaid warrants to purchase common stock at $0.02 per share).

In conjunction with, the closing of the August 15, 2025 PIPE Offering discussed in Note 7, 741,854 shares of Series B Preferred Stock that would have been eligible to be converted into 894,866 shares of common stock were exchanged for: 213,409 shares of common stock; 447,433 prepaid warrants with an exercise price of $0.20 per share that are exercisable for common stock at the earlier of (i) when the common stock closes at $30 per share or higher during a regular trading day or (ii) on the 3 month anniversary of the warrant issuance date; and, 402,690 prepaid warrants with an exercise price of $0.20 per share that are exercisable for common stock at the earlier of (i) when the common stock closes at $40 per share or higher during a regular trading day or (ii) on the 6 month anniversary of the warrant issuance date. (A related party portion thereof being 299,543 shares of Series B Preferred Stock that would be eligible to be converted into 431,793 shares of common stock will be exchanged for: 21,589 shares of common stock; 215,896 prepaid warrants with an exercise price of $0.20 per share that are exercisable for common stock at the earlier of (i) when the common stock closes at $30 per share or higher during a regular trading day or (ii) on the 3 month anniversary of the warrant issuance date; and, 194,306 prepaid warrants with an exercise price of $0.20 per share that are exercisable for common stock at the earlier of (i) when the common stock closes at $40 per share or higher during a regular trading day or (ii) on the 6 month anniversary of the warrant issuance date.) As of September 30, 2025, 15,000 shares of Series B Preferred Stock remained outstanding with a stated value of $180,000) and a liquidation preference of $212,850 (or 449,430 shares of common stock based on the Conversion Price $0.4736). Subsequent to September 30, 2025, in October 2025, the 15,000 shares of Series B Preferred Stock that remained outstanding as of September 30, 2025 were converted into 449,430 shares of common stock.

Stock options — The Company’s 2018 Equity Incentive Plan was approved by the HDC Board and the HDC shareholders in March 2018. On April 27, 2019, in anticipation of the Company’s reorganization on May 1, 2019, the HDHC Board and the HDHC sole stockholder approved HDHC’s 2019 Equity Incentive Plan (the “2019 Plan”). Upon the closing of the Company’s initial public offering (which occurred on November 25, 2024), the 2024 Equity Incentive Plan (the “2024 Plan”) became effective, authorizing the issuance of up to 125,000 shares of common stock. On June 24, 2025, the shareholders approved an increase in the number of shares authorized for issuance under the 2024 Plan to up to 250,000 shares on common stock. On September 18, 2025, the shareholders approved an increase in the number of shares authorized for issuance under the 2024 Plan to up to 1,750,000 shares on common stock. As of September 30, 2025, the Company had made grants of 127,750 shares of common stock under the 2024 Plan, and 1,622,250 shares remained authorized for grant.

The 2024 Plan allows for the grant of incentive stock options (“ISOs”), nonqualified stock options (“NQSOs”), stock appreciation rights (“SARs”), restricted stock, RSU awards, performance shares, and performance units to eligible participants for ten (10) years (until November 2034).

The 2019 Plan allows for the grant of ISOs, NQSOs, SARs, restricted stock, RSU awards, performance shares, and performance units to eligible participants for ten (10) years (until April 2029). The cost of awards under the 2019 Plan generally is based on the fair value of the award on its grant date. The maximum number of shares that may be utilized for awards under the 2019 Plan as of September 30, 2025 is 12,704.

The following sets forth the outstanding ISOs and related activity for the nine months ended September 30, 2025:

Options Outstanding	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	300	$3,157.80	0.86	$0.00
Exercisable at December 31, 2024	300	$3,157.80	0.86	$0.00
Forfeited	(179)	$3,157.80
Outstanding at September 30, 2025	120	$3,157.80	0.93	$0.00
Exercisable at September 30, 2025	120	$3,157.80	0.93	$0.00
Remaining unvested at September 30, 2025	—	$—

ISOs require a recipient to remain in service to the Company, ISOs generally vest ratably over periods ranging from one to four years from the vesting start date of the grant and vesting of ISOs ceases upon termination of service to the Company. Vested ISOs are exercisable for three months after the date of termination of service. The terms and conditions of any ISO shall comply in all respects with Section 422 of the Code, or any successor provision, and any applicable regulations thereunder. The exercise price of each ISO is the fair market value of the Company’s stock on the applicable date of grant. The Company used the mean volatility estimate from Varga’s 409A valuation based on the median 5-year volumes of select peer companies. Fair value is estimated based on a combination of shares being sold at $3,157.80 up through February of 2019 and the most recent 409A completed when these ISOs were issued in April of 2018 valuing the Company’s stock at $3,157.80 per share. No ISOs may be granted more than ten (10) years after the earlier of the approval by the Board, or the stockholders, of the 2019 Plan.

There were no grants in the nine months ended September 30, 2025 and the year ended December 31, 2024. As of September 30, 2025, the Company had $0 of unrecognized compensation expense related to ISOs expected to vest over a weighted average period of 0.0 years. The weighted average remaining contractual life of outstanding and exercisable ISOs is 0.67 years.

Restricted stock units — The RSU awards granted in 2019 under the 2019 Plan were granted at the fair market value of the Company’s stock on the applicable date of grant. RSU awards generally vest ratably over periods ranging from one to four years from the grant’s start date. Upon termination of service to the Company, vesting of RSU awards ceases, and most RSU grants are forfeited by the participant, unless the award agreement indicates otherwise. The majority of RSU awards are “double trigger” and both the service-based component, and the liquidity-event component (including applicable lock-up periods) must be satisfied prior to an award being settled. Upon settlement, the RSU awards are paid in shares of common stock. The Company recognizes the compensation expense for the restricted stock units based on the fair value of the shares at the grant date amortized over the stated period for only those shares that are not subject to the double trigger.

The following table summarizes the RSU activity for the nine months ended September 30, 2025 and 2024:

	Restricted Stock Units	Weighted Average Exercise Price Per Share
Vested and Outstanding at December 31, 2024	12,271	$218.60
Granted	127,750	$24.80
Settled	(140,021)	$42.00
Forfeited/Canceled/Expired	—	$—
Vested and Outstanding at September 30, 2025	—	$—

During the nine months ended September 30, 2025 and 2024, the Company recognized $3,050,663 and $0, respectively, of stock-based compensation expense in connection with RSU awards granted under the plans. Compensation expense for RSU awards is recognized upon meeting both the time-vesting condition and the triggering event condition. In May 2024, 5,268 RSUs were voluntarily terminated, and 125 were issued, leaving 553 issued RSUs to settle at a grant value of $3,157.80 per unit. In May 2024, the Board of Directors approved awarding 11,726 RSUs to employees, directors and consultants with a fair grant value of $80 per unit. These RSUs contain a double trigger and, upon grant, were deemed to have met their time-based service requirements for vesting. They settled on the expiration of the Market Stand-off provision in the 2019 stock incentive plan (or May 24, 2025, which was 180 days from the November 25, 2024 closing of the Company’s initial public offering). As of September 30, 2025, 0 RSUs were outstanding.

The following table presents stock-based compensation expense included in the condensed consolidates statements of operations related to RSUs issued under the 2024 Plan:

	For the Nine Months Ended September 30,
	2025	2024
Cost of Sales	$121,107	$—
Sales and Marketing	647,295	—
General and Administrative	2,282,261	—
Total Share-based Compensation	$3,050,663	$—

Equity-classified warrants — The Company estimates the fair values of equity warrants using the Black-Scholes option-pricing model on the date of issuance with Monte Carlo simulations to determine the probability of warrants being exercisable.

Contingent Legacy Shareholder Warrants — On October 30, 2024, the Company issued warrants to purchase common stock that became contingently exercisable upon the closing of an initial public offering (which occurred on November 25, 2024), at the price per share of the Company’s initial public offering (or $80 per share) to its common shareholders of record as of May 31, 2023 (the “Contingent Legacy Shareholder Warrants”), that will be exercisable, if at all, provided/contingent upon: if the warrant holder continuously holds the shares such holder owned on May 31, 2023 through the date the warrant is exercised; and if the common stock attains a specified volume weighted average price per share (“VWAP”) over a 10-trading-day period (the “10-Trading-Day VWAP”) before expiring:

•        Tranche 1 — for up to 38,124 shares of common stock (of which up to 6,417 were to a related party) when the 10-Trading-Day VWAP of the common stock reaches 200% of the $80 per share initial public offering price (or $160 per share), and that will expire on the 24-month anniversary of the Company’s initial public offering (the “$160 Contingent Legacy Shareholder Warrants”);

•        Tranche 2 — for up to 76,248 shares of common stock (of which up to 12,835 were to a related party) when the 10-Trading-Day VWAP of the common stock reaches 300% of the $80 per share initial public offering price (or $240 per share), and that will expire on the 42-month anniversary of the Company’s initial public offering (the “$240 Contingent Legacy Shareholder Warrants”); and,

•        Tranche 3 — for up to 95,311 shares of common stock (of which up to 16,044 were to a related party) when the 10-Trading-Day VWAP of the common stock reaches 500% of the $80 per share initial public offering price (or $400 per share), and that will expire on the 60-month anniversary of the Company’s initial public offering (the “$400 Contingent Legacy Shareholder Warrants”).

The Company recorded a value of $8,828 for the Contingent Legacy Shareholder Warrants as of the October 30, 2024 grant date based on a Black Scholes option pricing model. The assumptions used in the Black-Scholes option pricing model for the Contingent Legacy Shareholder Warrants were as follows:

Weighted Average Expected Volatility	70%
Expected Dividends	—%
Weighted Average Expected Term (in years)	5
Risk-Free Interest Rate	4.22%
Probability Scenarios of meeting contingencies
Shareholder holds shares owned on May 31, 2023 through warrant exercise date	95% to 75%
Common stock attains a specified 10-Trading-Day VWAP price before expiring	0.025% to 2.25%

As of September 30, 2025, there were outstanding and exercisable: 31,272 $160 Contingent Legacy Shareholder Warrants; 62,544 $240 Contingent Legacy Shareholder Warrants; and 78,180 $400 Contingent Legacy Shareholder Warrants, (of which 0; 0; and 0, respectively were to a related party) with weighted-average remaining contractual terms of 1.33 years, 2.83 years, and 4.59 years, respectively.

Whiskey Note Shareholder Warrants — On April 1, 2025, the Company issued warrants with an expiration date of April 1, 2028 to purchase 44,207 shares of common stock with an exercise price of $80 per share to common shareholders of record who acquired their common stock through the exchange of Whiskey Notes and whose shares were subject to 100% lockup for 6 months post-IPO, (the “Whiskey Note Shareholder Warrants”). The Whiskey Note Shareholder Warrants will be exercisable if the warrant holder continuously holds all shares of common stock such holder owned on the date of the Company’s IPO through the date the warrant is exercised, and then only if the common stock attains a specified volume weighted average price of $160 per share (“VWAP”) over a 10-trading-day period (the “10-Trading-Day VWAP”) before expiring. The Company recorded the fair value of the Whiskey Note Shareholder Warrants of $152.90 in the nine months ended September 30, 2025 based on a Black Scholes option pricing model and Monte Carlo simulation analysis.

Other equity classified warrants — During the nine months ended September 30, 2025 and 2024, the Company issued a total of 90,186 and 4,575 warrants, respectively, including: 42,619 and 0 warrants to purchase common stock at $0.20 per share issued in connection with the issuance of Series B Preferred Stock (of which, 5,121 and 0 were to a related party); 44,207 and 0 Whiskey Note Shareholder Warrants to purchase common stock at $80 per share; and, 3,358 and 0 Commitment Warrants to purchase common stock at $0.02 per share issued in connection with the ELOC Agreement (that were exercised in February, 2025).

In addition to the Contingent Legacy Shareholder Warrants discussed above, during the year ended December 31, 2024, the Company issued a total of 20,698 equity classified warrants, including: 4,166 warrants at $120 per share in conjunction with July 2024 accounts receivable factoring agreement; 4,218 Underwriter Warrants in conjunction with the Company’s initial public offering; and, 9,850 warrants to purchase common stock (of which, 3,028 were to a related party) in connection with the issuance of Series A Preferred Stock. Upon the November 25, 2024 initial public offering at $80 per share, the 9,850 warrants at $100 per share were recalculated and reissued as 12,313 warrants at $80 per share (and the 3,028 related party warrants at $100 per share were recalculated a reissued as 3,785 warrants at $80 per share.). During nine months ended September 30, 2025 and the year ended December 31, 2024, the assumptions used in the Black-Scholes option pricing model were as follows:

	For the Nine Months Ended September 30, 2025	For the Year Ended December 31, 2024
Weighted Average Expected Volatility	70%	70%
Expected Dividends	—%	—%
Weighted Average Expected Term (in years)	5	5
Risk-Free Interest Rate	3.88% – 4.66%	4.22%

As of September 30, 2025 and December 31, 2024, in addition to the Contingent Legacy Shareholder Warrants discussed above, there were outstanding and exercisable warrants to purchase 115,216 and 39,808, respectively, shares of common stock. As of September 30, 2025, the weighted-average remaining contractual term was 3.91 years for the outstanding and exercisable warrants.

The Underwriting Agreement and the related warrants granted to the Underwriter equal 5% of the total proceeds raised in the Company’s November 25, 2024 initial public offering at an exercise price equal to the offering price, or warrants for 4,218 shares at $80 per share. To date, the underwriter has not exercised any of such warrants.

Correction for Missed Warrants. — Subsequent to the closing of the August 15, 2025 PIPE Offering, and after consultation with Roth Capital Partners, LLC the Company was notified by Roth that certain 2022 warrants promised to Roth related to the 2022 Convertible Note financing had not been issued yet. The Company and Roth are in the process of reaching agreement on the number of warrants due and will update those details in a future filing.

Deferred Compensation — Beginning in May 2023, certain senior level employees elected to defer a portion of their salary until such time as the Company completed a successful public registration of its stock (which occurred on November 25, 2024). Upon success of the Company’s initial public offering, each employee was then to be paid their deferred salary plus a range of matching dollars in RSUs (under the new 2024 Plan noted above) for every $1 dollar of deferred salary. As of December 31, 2024, the Company recorded $848,908 of such deferred payroll expense, including $457,730 paid in cash in December 2024, and $391,179 remaining to be paid which is included in accrued liabilities as of September 30, 2025. Accordingly, as of June 30, 2025, upon the expiration of the 6 month post-IPO lockup period (in May 2025) the Company issued approximately $1,894,615 in equity compensation (in the form of 23,682 RSUs) in settlement of the deferred compensation liability. During the six months ended June 30, 2025 certain senior level employees elected to defer an additional $79,275 of their salary. At September 30, 2025, the Company had paid $236,907 of the deferred compensation, leaving a balance of $233,547 remaining to be paid as of September 30, 2025.

NOTE 9 — STOCKHOLDERS’ EQUITY/(DEFICIT)

On May 14, 2024, the Board and Shareholders of the Company approved a .57-for-1 reverse stock split. Additionally, on October 16, 2025, the Board approved, and on November 5, 2025 the Company effected, a 1-for-20 reverse stock split. All share and per share numbers included in these financial statements as of and for the years ended December 31, 2024 and 2023 and the years then ended all periods presented reflect the effect of that stock split unless otherwise noted.

On November 25, 2024, the Company consummated its initial public offering (“IPO”) whereby it sold a total of 84,375 shares of common stock, at an offer price of $80.00 per share. The Company received net proceeds from the IPO of $5,960,000 after deducting underwriting expenses and commission of $790,000.

Concurrent with the closing of the IPO on November 25, 2024, the Company consummated a private offering, to certain of its existing security holders, of common stock warrants to purchase an aggregate of up to 19,110 shares of common stock (the “Common Warrants”) at an exercise price of $0.20 per share. The Common Warrants were sold in such private placement for a purchase price of $79.80 per Common Warrant, which was equal to the $80.00 price per share at which the common stock was sold in the IPO offering less the $0.20 exercise price. The Company received net proceeds from the private offering of Common Warrants of $1,397,998 after deducting underwriting discounts and commission of $127,000. The Common Warrants are immediately exercisable and will expire five years from the date of issuance. Subject to limited exceptions, a holder of Common Warrants will not have the right to exercise any portion of its Common Warrants if the holder, together with its affiliates, would beneficially own in excess of 4.99% (or, at the election of the holder, 9.99%) of the number of shares of common stock outstanding immediately after giving effect to such exercise. The Company offered the Common Warrants to enable certain existing security holders of the Company that were expected to participate in the offering to maintain their percentage ownership interest in the Company without violating the purchaser concentration rules of Nasdaq applicable to initial public offerings of common stock. The Common Warrants and the shares of common stock issuable upon exercise of such warrants were not registered under the Securities Act of 1933, as amended (the “Securities Act”), and were offered pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended provided in Section 4(a)(2) of the Securities Act and Rule 506(b) promulgated thereunder.

Concurrent with the closing of the IPO on November 25, 2024, any contingencies disclosed above related to the accounting treatment recognizing the conversion of debt to equity for the following private transactions were lifted as a result of the IPO (see Notes 5, 6, 7 and 8):

•        The 2022 and 2023 Convertible Promissory Notes which were previously exchanged for 165,607 shares of common stock and 25,369 prepaid warrants to purchase common stock (See Notes 5 and 14);

•        The 2023 Series — Convertible Whiskey Special Ops 2023 Notes and related warrants which were previously exchanged for 119,954 shares of common stock and 27,346 prepaid warrants to purchase common stock (See Notes 5 and 15);

•        The $399,667 received from the two separate investors under the terms of the May 2024 and July 2024 factoring agreements, including accrued fees and 312 related warrants, which was exchanged for an aggregate of 44,291 shares of Series A Preferred Stock and 24,978 warrants to purchase shares of common stock at $80.00 per share (including $266,667 received from a related party, which was exchanged for 29,661 shares of Series A Preferred Stock, and 16,667 warrants). (See Notes 6 and 15.)

•        The $250,000 received from an investor under the terms of a July 2024 accounts receivable factoring agreement, including accrued fees, which was exchanged for 27,700 shares of Series A Preferred Stock, including 15,625 warrants to purchase shares of common stock at $80.00 per share. (See Notes 6 and 15.)

In addition to the Common Warrants discussed above, pursuant to the Underwriting Agreement dated November 21, 2024, by and between the Company and the underwriters named therein (the “Representative”), the Company issued 4,218 of Representative’s Warrants to the Representative with an initial exercise date on or after May 24, 2025, an exercise price of $80.00 per share, and an expiration date of November 21, 2029.

Common stock — On October 31, 2023, the Company’s Board of Directors and shareholders increased the number of shares the Company is authorized to issue from 3,000,000 shares to 10,000,000 shares, including 9,500,000 shares of common stock and 500,000 shares of Founders Common Stock, par value of $0.0001 per share (which Founders Common Stock had four votes per share). The key terms of the common stocks are summarized below:

Dividends — The holders of common stock and Founders Common Stock are entitled to receive dividends if declared by the Board of Directors. No dividends have been declared since the inception of the Company.

Voting rights — The holders of Founders Common Stock are entitled to four votes for each share of Founders Common Stock and general common stockholders are entitled to one vote for each share of general common stock.

Upon approval of the April 2024 increase in authorized shares, the 2022 and 2023 Convertible Notes were exchanged (contingent upon the consummation of the Company’s initial public offering) for 165,607 additional shares of common stock and 25,369 prepaid warrants; The actual unconditional exchange of the 2022 and 2023 Convertible Notes and reclassification of the aggregate fair value of exchanged notes (of $15,278,168 as of November 25, 2024, (the date of the Company’s initial public offering) was reclassified from Convertible Notes to equity (of Common Stock Par Value of $382 and Paid-in-capital of $15,277,786) under the terms of the Subscription Exchange Agreement upon the closing of the Company’s initial public offering — which occurred on November 25, 2024 and was the remaining prerequisite for the unconditional exchange of the 2022 and 2023 Convertible Notes for equity. (See Note 5.)

Upon approval of the April 2024 increase in authorized shares, the Whiskey Special Operation Convertible Notes were exchanged (contingent upon the consummation of the Company’s initial public offering, which occurred on November 25, 2024) for 119,954 additional shares of common stock and 27,346 prepaid warrants; The actual unconditional exchange of the Convertible Notes and reclassification of the aggregate fair value of exchanged notes (of $11,784,068 as of November 25, 2024, (the date of the Company’s initial public offering) was reclassified from Convertible Notes to equity (of Common Stock Par Value of $295 and Paid-in-capital of $11,783,773) under the terms of the Subscription Exchange Agreement upon the closing of the Company’s initial public offering — which occurred on November 25, 2024) and was the remaining prerequisite for the unconditional exchange of the Whiskey Special Operation Convertible Notes for equity. (See Note 5.)

As of December 31, 2024, the Company had 5,273,611 shares of common stock issued and outstanding, including the 165,607 shares of common stock related to the conversion of the 2022 and 2023 Convertible Notes (comprised of 3,819,542 shares of common stock, net of: 25,369; and subsequently, 1,420,406 shares of common stock exchanged for prepaid warrants); and the 119,954 shares of common stock related to the conversion of the Whiskey Special Operation Convertible Notes (comprised of 2,946,015 shares of common stock, net of: 546,927 prepaid warrants; and subsequently, 1,422,265 shares of common stock exchanged for prepaid warrants). During the year ended December 31, 2024, the Company repurchased 1 shares of common stock and 317,853 warrants to purchase common stock were exercised.

In the second quarter of 2024, the Company’s Board of Directors and shareholders took certain actions and approved amendments to the Company’s amended and restated certificate of incorporation in preparation for the Company’s initial public offering (which occurred on November 25, 2024) (the “Actions and Amendments”). These Actions and Amendments, included, among other things:

•        filing a second amendment to the Company’s amended and restated certificate of incorporation on April 1, 2024, to increase the Company’s authorized capital stock from 10,000,000 shares to 70,000,000 shares, including 69,500,000 shares of common stock and 500,000 shares of Founders Common Stock. The increase in authorized shares included provision for the additional shares to be issued with the Company’s anticipated IPO, including those discussed in the following paragraphs, and other future equity activities not yet known.

•        filing a third amendment to the Company’s amended and restated certificate of incorporation on May 14, 2024, to further increase the Company’s authorized capital stock to 75,000,000 shares, including 5,000,000 shares of preferred stock.

Prepaid Warrants to Purchase Common Stock — In August 2024, certain holders of shares of common stock agreed to exchange an aggregate of 2,816,291 shares of their common stock into a like number of pre-paid warrants. Such pre-paid warrants will be eligible for exercise without the payment of additional consideration at any time that the respective holder beneficially owns a number of shares of common stock that is less than 9.99% of the Company’s outstanding shares of common stock for a number of shares that would cause the holder to beneficially own 9.99% of the Company’s outstanding shares of common, and having no expiration date. As of December 31, 2024, 3,871,992 of the pre-paid warrants remained outstanding.

The following sets forth the outstanding prepaid warrants and common warrants for the years ended December 31, 2024 and 2023:

	Prepaid Warrants	Common Warrants
Balance December 31, 2022	—	—
Conditional issuance of Prepaid Warrants from Exchange of 2022 and 2023 Convertible Notes	25,369
Balance December 31, 2023	25,369	—
Conditional Issuance of Prepaid Warrants from Exchange of Whiskey Notes	27,346	—
Conditional Issuance of Prepaid Warrants in Exchange for Common Stock	2,816,291	—
Exercise of Prepaid Warrants in Exchange for Common Stock	(698,619)	—
Issuance of Prepaid Warrants for Common Stock	700,001	—
November 25, 2024 Private Placement of Common Warrants	—	19,110
Balance December 31, 2024	3,871,992	19,110

Upon the closing of the Company’s initial public offering on November 25, 2024, the conditional issuances of prepaid warrants and common stock noted in the table above became effective.

Subsequent to December 31, 2024, through April 28, 2025: 62,627 Prepaid Warrants (with an exercise price of $0.02 each) were exercised cashlessly for 62,538 shares of common stock; and 35,000 prepaid warrants were exchanged for 39,200 shares of Series B Preferred Stock, leaving 1,919,433 prepaid warrants remaining outstanding. (Subsequent to December 31, 2024, through April 28, 2025, the related party exercised 55,878 prepaid warrants (with an exercise price of $0.02 each) cashlessly for 55,795 shares of common stock, leaving 60,189 prepaid warrants outstanding.)

Preferred stock — Series A — In May 2024, the Company’s Board of Directors and Shareholders approved an offering of Series A Convertible Preferred Stock of up to $5,000,000, of which $4,948,478 was issued and outstanding and $0 remained available for issuance as of December 31, 2024 (as the offering was closed prior to the Company’s November 25, 2024 initial public offering). The shares of Series A Convertible Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”) were sold at a Subscription Price of $10 per share and have a stated value of $240 per share (the “Stated Value”), and included stock purchase warrants to purchase shares of common stock calculated at 25% of the subscription price then divided by $100, with an exercise price equal to the lesser of $100 per share or the price per share at which the common stock is sold in the Company’s initial public offering. (Upon the closing of the Company’s initial public offering on November 25, 2024, the exercise price was set at the initial public offering price of $80.00 per share.) The warrants expire June 15, 2029. At any time after June 15, 2027, the Warrants shall be automatically exercised on a cashless basis if the common stock has traded for 5 consecutive trading days at or above 125% of the Exercise Price (or $100 per share). The Series A Preferred Stock is entitled to receive, out of funds legally available therefor, cumulative dividends at the rate of 15% per annum of the Stated Value (or $1.80 per share) payable if and when declared by the Board of Directors of the Company or upon conversion or redemption of the Series A Preferred Stock.

Dividends on the Series A Preferred Stock may be paid by the Company in cash, by delivery of shares of common stock or through a combination of cash and shares of common stock. If paid in common stock, the holder shall receive a number of shares of common stock equal to the quotient of 110% of the accrued dividends to be paid in common stock divided by the Conversion Price (as defined below). The Company may make payments of dividends in common stock only if the average closing price of the common stock over the five trading days preceding the dividend payment date is at or above the Conversion Price. Holders of the Series A Preferred Stock have no voting rights except as required by law.

Each share of Series A Preferred Stock may be converted at any time at the election of the holder into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Stated Value plus (ii) the amount of all accrued dividends, by (b) the then applicable Conversion Price. The “Conversion Price” was initially equal to $100 per share, subject to adjustment to the price per share at which the common stock is sold at the Company’s Initial Public Offering if lower than the initial Conversion Price (and was fixed at $80.00 per share upon the November 25, 2024 initial public offering at $80.00 per share). Each share of Series A Preferred Stock will automatically be converted on June 15, 2027 into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Stated Value plus (ii) the amount of all accrued dividends, by (b) the then-applicable Conversion Price.

Any time on or after June 15, 2025, the Company shall have the right to redeem some or all of the outstanding shares of Series A Preferred Stock from funds legally available therefor, upon at least 30 days prior written notice to the holders of the Series A Preferred Stock, at a redemption price per share equal to 110% of the sum of the Stated Amount, plus all accrued and unpaid dividends on such shares of Series A Preferred Stock (or $492,366 as of December 31, 2024).

The Company received subscriptions of $4,948,478 of Series A Preferred Stock (of which $1,831,265 was from a related party), including $2,025,000 in cash (of which $834,000 was from a related party); $1,155,000 in the form of 525 barrels of aged whiskey (with an average value of $2,200 per barrel and with $259,875 allocated to barrel fixed assets and $895,125 allocated to whiskey inventory); $110,600 was paid by the sale of and transfer to the Company by a related party of an aggregate of 50 barrels of premium aged whiskey (with an average value of $2,212 per barrel and with $24,750 allocated to barrel fixed assets and $85,850 allocated to whiskey inventory); and,

$719,919 was paid by the cancellation of outstanding indebtedness (factoring agreements) (of which $296,619 was from a related party). In addition, the Series A Preferred Stockholders who were issued Series A Preferred Stock in July through September 2024 received an additional 510,315 warrants with an exercise price of $120 per share as part of the Series A Preferred Stock subscriptions (the “$120 Warrants”) (of which 321,026 of the $120 Warrants were issued to a related party). In September 2024, the 510,315 $120 Warrants (including 321,026 $120 Warrants from a related party) were exchanged for 93,789 shares of Series A Preferred Stock that did not include any related warrants (including 59,001 shares of Series A Preferred Stock that did not include any related warrants for a related party). The value assigned to the $120 Warrants exchanged for Series A Preferred Stock that did not include any warrants was negotiated to be $937,959 (including $590,045 from a related party), or $1.838 per $120 Warrant using a Black-Scholes Valuation model with a then estimated IPO stock price of $100 per share and exercise price of $120 per share. The Company allocated the net proceeds between the warrants and the Series A Preferred Stock using the relative fair value method.

In connection with the $4,948,478 of Series A Preferred Stock, the Company also issued 197,013 warrants to purchase common stock at the lesser of $100 per share or the price per share at which the common stock is sold in the Company’s initial public offering (of which 60,563 of the $100 Warrants were issued to a related party). Upon the November 25, 2024 initial public offering at $80.00 per share, the 197,013 warrants at $100 per share were recalculated and reissued as 246,267 warrants at $80.00 per share (and the 60,563 related party warrants at $100 per share were recalculated and reissued as 75,705 warrants at $80.00 per share).

The Series A Preferred Stock has a liquidation preference equal to the greater of (i) 110% of the sum of (a) the Series A Preferred Stock Stated Value, plus (b) the amount of the aggregate dividends then accrued on such share of Series A Preferred Stock and not previously paid, or (ii) such amount per share as would have been payable had all shares of Series A Preferred Stock been converted into common stock immediately prior to such liquidation, dissolution or winding up. Accordingly, the Series A Preferred Stock liquidation preference as of December 31, 2024 (with 494,840 shares outstanding and a stated value of $5,938,080) was $6,943,830.

Preferred stock — Series B — Subsequent to December 31, 2024, by written consent dated January 23, 2025 (pursuant to authority conferred upon the Board of Directors by the Company’s second amended and restated certificate of incorporation), the Board of Directors designated 750,000 shares of authorized but unissued Preferred Stock as Series B Convertible Preferred Stock (the “Series B Preferred Stock”). The shares of Series B Preferred Stock, par value $0.0001 per share have a Subscription Price of $10 per share and a stated value of $240 per share (the “Series B Stated Value”). The Series B Preferred Stock is entitled to receive, out of funds legally available therefor, cumulative dividends at the rate of 15% per annum of the Series B Stated Value (or $1.80 per share) payable if and when declared by the Board of Directors of the Company or upon conversion or redemption of the Series B Preferred Stock.

Dividends on the Series B Preferred Stock may be paid by the Company in cash, by delivery of shares of common stock or through a combination of cash and shares of common stock. If paid in common stock, the holder shall receive a number of shares of common stock equal to the quotient of 110% of the accrued dividends to be paid in common stock divided by the Conversion Price (as defined below). The Company may make payments of dividends in common stock only if the average closing price of the common stock over the five trading days preceding the dividend payment date is at or above the Conversion Price. Holders of the Series B Preferred Stock have no voting rights except as required by law.

Each share of Series B Preferred Stock may be converted at any time at the election of the holder into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Series B Stated Value plus (ii) the amount of all accrued dividends, by (b) the then applicable Conversion Price (equal to the VWAP of the common stock on the trading day immediately preceding the original issuance date or such shares of Series B Preferred Stock). Each share of Series B Preferred Stock will automatically be converted on the 36 month anniversary of the original issuance date into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Series B Stated Value plus (ii) the amount of all accrued dividends, by (b) the then-applicable Conversion Price.

Any time on or after the 90 day anniversary or the original issue date of such shares of Series B Preferred Stock, the Company shall have the right to redeem some or all of the outstanding shares of Series B Preferred Stock from funds legally available therefor, upon at least 30 days prior written notice to the holders of the Series B Preferred Stock, at a redemption price per share equal to 110% of the sum of the Stated Amount plus all accrued and unpaid dividends on such shares of Series B Preferred Stock.

Subsequent to December 31, 2024, as of April 28, 2025, the Company had received subscriptions for $2,551,810 (255,181 shares) of Series B Preferred Stock (of which $250,000 was from a related party), including: $392,000 from the exchange of 35,000 prepaid warrants at a VWAP of $11.20 per prepaid warrant; and $1,150,000 from the ELOC Investor, of which $1,000,000 was purchased in January 2025 in conjunction with the execution and registration of the ELOC Purchase Agreement. (See Note 17.)

The Series B Preferred Stock has a liquidation preference equal to the greater of (i) 110% of the sum of (a) the Series B Preferred Stock Stated Value, plus (b) the amount of the aggregate dividends then accrued on such share of Series B Preferred Stock and not previously paid, or (ii) such amount per share as would have been payable had all shares of Series B Preferred Stock been converted into common stock immediately prior to such liquidation, dissolution or winding up. Accordingly, the Series B Preferred Stock liquidation preference as of April 28, 2025 (with 255,181 shares outstanding and a stated value of $3,062,172) was $3,433,497.

Stock options — The Company’s 2018 Equity Incentive Plan was approved by the HDC Board and the HDC shareholders in March 2018. On April 27, 2019, in anticipation of the Company’s reorganization on May 1, 2019, the HDHC Board and the HDHC sole stockholder approved HDHC’s 2019 Equity Incentive Plan (the “2019 Plan”). Upon the closing of the Company’s initial public offering (which occurred on November 25, 2024), the 2024 Equity Incentive Plan (the “2024 Plan”) became effective, authorizing the issuance of up to 125,000 shares of common stock. As of December 31, 2024, the Company had made no grants under the 2024 Plan.

The 2024 Plan allows for the grant of incentive stock options (“ISOs”), nonqualified stock options (“NQSOs”), stock appreciation rights (“SARs”), restricted stock, RSU awards, performance shares, and performance units to eligible participants for ten (10) years (until November 2034).

The 2019 Plan allows for the grant of incentive stock options (“ISOs”), nonqualified stock options (“NQSOs”), stock appreciation rights (“SARs”), restricted stock, RSU awards, performance shares, and performance units to eligible participants for ten (10) years (until April 2029). The cost of awards under the 2019 Plan generally is based on the fair value of the award on its grant date. The maximum number of shares that may be utilized for awards under the 2019 Plan is 256,500.

The following sets forth the outstanding ISOs and related activity for the years ended December 31, 2024 and 2023:

Options Outstanding	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	8,137	$3,157.80	2.82	$0.00
Forfeited	(1,959)	$3,157.80
Outstanding at December 31, 2023	308	$3,157.80	1.86	$0.00
Exercisable at December 31, 2023	308	$3,157.80	1.86	$0.00
Forfeited	(167)	$3,157.80
Outstanding at December 31, 2024	300	$3,157.80	0.86	$0.00
Exercisable at December 31, 2024	300	$3,157.80	0.86	$0.00
Remaining unvested at December 31, 2024	—	$3,157.80

ISOs require a recipient to remain in service to the Company, ISOs generally vest ratably over periods ranging from one to four years from the vesting start date of the grant and vesting of ISOs ceases upon termination of service to the Company. Vested ISOs are exercisable for three months after the date of termination of service. The terms and conditions of any ISO shall comply in all respects with Section 422 of the Code, or any successor provision, and any applicable regulations thereunder. The exercise price of each ISO is the fair market value of the Company’s stock on the applicable date of grant. The Company used the mean volatility estimate from Varga’s 409A valuation based on the median 5-year volumes of select peer companies. Fair value is estimated based on a combination of shares being sold at $3,157.80 up through February of 2019 and the most recent 409A completed when these ISOs were issued in April of 2018 valuing the Company’s stock at $3,157.80 per share. No ISOs may be granted more than ten (10) years after the earlier of the approval by the Board, or the stockholders, of the 2019 Plan.

There were no grants in the years ended December 31, 2024 and 2023. As of December 31, 2024, the Company had $0 of unrecognized compensation expense related to ISOs expected to vest over a weighted average period of 0.0 years. The weighted average remaining contractual life of outstanding and exercisable ISOs is 1.86 years.

The following table presents stock-based compensation expense included in the consolidated statements of operations related to ISOs issued under the 2019 Plan:

	For the Twelve Months Ended December 31,
	2024	2023
Cost of Sales	$—	$—
Sales and Marketing	—	—
General and Administrative	—	18,595
Total Share-based Compensation	$—	$18,595

Restricted stock units — The RSU awards granted in 2019 under the 2019 Plan were granted at the fair market value of the Company’s stock on the applicable date of grant. RSU awards generally vest ratably over periods ranging from one to four years from the grant’s start date. Upon termination of service to the Company, vesting of RSU awards ceases, and most RSU grants are forfeited by the participant, unless the award agreement indicates otherwise. The majority of RSU awards are “double trigger” and both the service-based component, and the liquidity-event component (including applicable lock-up periods) must be satisfied prior to an award being settled. Upon settlement, the RSU awards are paid in shares of common stock. The Company recognizes the compensation expense for the restricted stock units based on the fair value of the shares at the grant date amortized over the stated period for only those shares that are not subject to the double trigger.

The following table summarizes the RSU activity for the years ended December 31, 2024 and 2023:

	Restricted Stock Units	Weighted Average Exercise Price Per Share
Unvested and Outstanding at December 31, 2022	105,727	$3,157.80
Granted	14,015	$3,157.80
Forfeited/Canceled/Expired	(2,798)	$3,157.80
Unvested and Outstanding at December 31, 2023	116,944	$3,157.80
Granted	11,726	$4.00
Forfeited/Canceled/Expired	(105,880)	$3,157.80
Vested and Outstanding at December 31, 2024	12,279	$10.93

During the year ended December 31, 2024, the Company recognized $4,892,110 stock-based compensation expense (including $312,500 accrued but not yet awarded) in connection with RSU awards granted under the plans. Compensation expense for RSU awards is recognized upon meeting both the time-vesting condition and the triggering event condition. During the year ended December 31, 2024, 520 restricted stock units (“RSUs”) were forfeited. In May 2024, 105,360 RSUs were voluntarily terminated, and 2,500 were issued, leaving 11,064 issued RSUs to settle at a grant value of $3,157.80 per unit. In May 2024, the Board of Directors approved awarding 11,726 RSUs to employees, directors and consultants with a fair grant value of $80.00 per unit. These RSUs contain a double trigger and, upon grant, were deemed to have met their time-based service requirements for vesting. They will settle on the expiration of the Market Stand-off provision in the 2019 stock incentive plan (or May 24, 2025, which is 180 days from the November 25, 2024 closing of the Company’s initial public offering). For the period ended December 31, 2024, upon the consummation of the initial public offering on November 25, 2024, the Company recorded an expense of $2,684,995 at the fair grant values per RSU for the total 12,279 then vested awards.

Equity-Based (Non-Cash) Compensation — The Company recorded equity-based (non-cash) compensation for employees (personnel) and consultants for the years ended December 31, 2024 and 2023 as follows:

	Years Ended December 31,
	2024	2023
Production/Cost of Sales	$178,140	$—
Sales and Marketing	729,592	—
General and Administrative	2,414,097	6,028
Subtotal Employee Compensation	3,321,829	6,028
Professional Fees (General and Administrative)	1,570,281	12,566
Total Non-Cash Share-Based Compensation	$4,892,110	$18,594

Equity-classified warrants — The Company estimates the fair values of equity warrants using the Black-Scholes option-pricing model on the date of issuance with Monte Carlo simulations to determine the probability of warrants being exercisable.

Contingent Legacy Shareholder Warrants — On October 30, 2024 the Company issued warrants to purchase common stock that became contingently exercisable upon the closing of an initial public offering (which occurred on November 25, 2024), at the price per share of the Company’s initial public offering (or $80.00 per share) to its common shareholders of record as of May 31, 2023 (the “Contingent Legacy Shareholder Warrants”), that will be exercisable, if at all, provided/contingent upon: if the warrant holder continuously holds the shares such holder owned on May 31, 2023 through the date the warrant is exercised; and if the common stock attains a specified volume weighted average price per share (“VWAP”) over a 10-trading-day period (the “10-Trading-Day VWAP”) before expiring:

•        Tranche 1 — for up to 38,124 shares of common stock (of which up to 6,417 were to a related party) when the 10-Trading-Day VWAP of the common stock reaches 200% of the $80.00 per share initial public offering price (or $160 per share), and that will expire on the 24-month anniversary of the Company’s initial public offering (the “$160 Contingent Legacy Shareholder Warrants”);

•        Tranche 2 — for up to 76,248 shares of common stock (of which up to 12,835 were to a related party) when the 10-Trading-Day VWAP of the common stock reaches 300% of the $80.00 per share initial public offering price (or $240 per share), and that will expire on the 42-month anniversary of the Company’s initial public offering (the “$240 Contingent Legacy Shareholder Warrants”); and,

•        Tranche 3 — for up to 95,311 shares of common stock (of which up to 16,044 were to a related party) when the 10-Trading-Day VWAP of the common stock reaches 500% of the $80.00 per share initial public offering price (or $240 per share), and that will expire on the 60-month anniversary of the Company’s initial public offering (the “$240 Contingent Legacy Shareholder Warrants”).

The Company recorded a value of $8,828 for the Contingent Legacy Shareholder Warrants as of the October 30, 2024 grant date based on a Black Scholes option pricing model. The assumptions used in the Black-Scholes option pricing model for the Contingent Legacy Shareholder Warrants were as follows:

	For the Years Ended December 31,
	2024	2023
Weighted Average Expected Volatility	70%	—
Expected Dividends	—%	—
Weighted Average Expected Term (in years)	5	—
Risk-Free Interest Rate	4.22%	—
Probability Scenarios of meeting contingencies
Shareholder holds shares owned on May 31, 2023 through warrant exercise date	95% to 75%
Common stock attains a specified 10-Trading-Day VWAP price before expiring	0.025% to 2.25%

As of December 31, 2024 there were outstanding and exercisable: 36,280 $160 Contingent Legacy Shareholder Warrants; 72,560 $240 Contingent Legacy Shareholder Warrants; and 90,701 $240 Contingent Legacy Shareholder Warrants, (of which 115,456; 11,545; and 14,432, respectively were to a related party) with weighted-average remaining contractual terms of 1.89 years, 3.39 years, and 4.9 years, respectively.

Other equity classified warrants — In addition to the Contingent Legacy Shareholder Warrants discussed above, during the year ended December 31, 2024, the Company issued a total of 413,971 equity classified warrants, including: 83,333 warrants at $6.00 per share in conjunction with July 2024 accounts receivable factoring agreement (which remain outstanding, and are not subject to split in accordance with the respective warrant agreement); 4,218 Underwriter Warrants in conjunction with the Company’s initial public offering; and, 197,013 warrants to purchase common stock, (of which, 60,563 were to a related party) in connection with the issuance of Series A Preferred Stock. Upon the November 25, 2024 initial public offering at $80.00 per share, the 197,013 warrants at $100 per share were recalculated and reissued as 246,267 warrants at $80.00 per share (and the 60,563 related party warrants at $100 per share were recalculated and reissued as 75,705 warrants at $80.00 per share.). For the year ended December 31, 2023 the Company issued zero warrants. During the years ended December 31, 2024 and 2023, the assumptions used in the Black-Scholes option pricing model were as follows:

	For the Years Ended December 31,
	2024	2023
Weighted Average Expected Volatility	70%	—
Expected Dividends	—%	—
Weighted Average Expected Term (in years)	5	—
Risk-Free Interest Rate	4.22%	—

As of December 31, 2023, 35,720 fixed warrants were exchanged for previously issued variable warrants. As of December 31, 2024 and 2023, in addition to the Contingent Legacy Shareholder Warrants discussed above, there were outstanding and exercisable warrants to purchase 796,176 and 308, respectively, shares of common stock, As of December 31, 2024, the weighted-average remaining contractual term was 1.85 years for the outstanding and exercisable warrants.

The Underwriting Agreement and the related warrants granted to the Underwriter equal 5% of the total proceeds raised in the Company’s November 25, 2024 initial public offering at an exercise price equal to the offering price, or warrants for 4,218 shares at $80.00 per share (the “Underwriter Warrants”). The number of Underwriter

Warrants may increase by up to 15% (to warrants for 4,851 shares at $80.00 per share) if the Underwriter elects to utilize the overallotment rights of the Offering. As of April 28, 2025, the underwriter has not exercised any Underwriter Warrants.

Deferred Compensation — Beginning in May 2023, certain senior level employees elected to defer a portion of their salary until such time as the Company completed a successful public registration of its stock (which occurred on November 25, 2024). Upon success of the Company’s initial public offering, each employee was then to be paid their deferred salary plus a range of matching dollars in RSUs (under the new 2024 Plan noted above) for every 1 dollar of deferred salary. As of December 31, 2024, the Company recorded $848,908 of such deferred payroll expense, including $457,730 paid in cash in December 2024, and $391,179 remaining to be paid which is included in accrued liabilities as of December 31, 2024. Accordingly, as of December 31, 2024 the Company has also committed to issue approximately $1,894,615 in equity compensation (in the form of RSUs or stock options) related to the deferred compensation.